Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Net Loss Per Share [Abstract]
Net Loss per Share

11. Net Loss per Share

The following table sets forth the computation of net loss per common share (in thousands except share and per share amounts):

	Six Months Ended June 30
	2026	2025
Net loss per share
Numerator
Net loss	$(9,610)	$(5,645)
Numerator for basic and diluted net loss per share	$(9,610)	$(5,645)
	Six Months Ended June 30
	2026	2025
Denominator
Weighted average common shares outstanding	10,684,069	10,613,166
Denominator for basic and diluted loss per share	10,684,069	10,613,166

Net loss per share
Basic and diluted	$(0.90)	$(0.53)

The Company’s convertible preferred stock are participating securities, which requires the application of the two-class method to calculate basic and diluted earnings per share. The two-class method does not apply during periods of net loss since preferred stockholders are not contractually obligated to share in net losses of the Company. Accordingly, no allocation of net loss was made to preferred stockholders during the six months ended June 30, 2026 and 2025.

The Company’s potentially dilutive securities, which include convertible preferred stock and stock options to purchase common stock, have been excluded from the computations of diluted net loss per share as the effect would be antidilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Six Months Ended June 30,
	2026	2025
Series Seed-1 (as converted to common stock)	1,536,006	1,536,006
Series Seed-2 (as converted to common stock)	1,099,412	1,099,412
Series A-1 (as converted to common stock)	1,059,058	1,059,058
Series A (as converted to common stock)	2,652,734	2,652,734
Series SA-2 (as converted to common stock)	1,745,625	1,745,625
Series A-2 (as converted to common stock)	3,184,572	3,184,572
Series X (as converted to common stock)	779,240	—
Stock options to purchase common stock	3,256,084	3,362,773
Unvested restricted common stock	809,464	—
	16,122,195	14,640,180

13. Net Loss per Share

The following table sets forth the computation of net loss per common share (in thousands except share and per share amounts):

	Year ended December 31
	2025	2024
Net loss per share
Numerator
Net loss	$(12,199)	$(10,065)
Numerator for basic and diluted net loss per share	$(12,199)	$(10,065)

Denominator
Weighted average common shares outstanding	10,638,595	10,575,252
Denominator for basic and diluted loss per share	10,638,595	10,575,252

Net loss per share
Basic and diluted	$(1.15)	$(0.95)

The Company’s convertible preferred stock are participating securities, which requires the application of the two-class method to calculate basic and diluted earnings per share. The two-class method does not apply during periods of net loss since preferred stockholders are not contractually obligated to share in net losses of the Company. Accordingly, no allocation of net loss was made to preferred stockholders during the years ended December 31, 2025 and 2024.

The Company’s potentially dilutive securities, which include convertible preferred stock and stock options to purchase common stock, have been excluded from the computations of diluted net loss per share as the effect would be antidilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2025	2024
Series Seed-1 (as converted to common stock)	1,536,006	1,536,006
Series Seed-2 (as converted to common stock)	1,099,412	1,099,412
Series A-1 (as converted to common stock)	1,059,058	1,059,058
Series A (as converted to common stock)	2,652,734	2,652,734
Series SA-2 (as converted to common stock)	1,745,625	1,745,625
Series A-2 (as converted to common stock)	3,184,572	1,773,460
Series X (as converted to common stock)	769,114	—
Stock options to purchase common stock	3,307,849	1,617,266
Unvested restricted common stock	329,104	—
	15,683,474	11,483,561